Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Quarterly Financial Information

The operating results for any quarter should not be relied upon as necessarily indicative of results for any future period.

Unaudited Quarterly Results of Operations

(in thousands, except per share amounts)

	Three months ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013	Total for year 2013
Revenue:
Gross royalty revenue	$482	$481	$418	$316	$1,697
Gross other revenue	0	0	50	0	50
Advertising expense - Purdue Pharma	(6,312)	(283)	(86)	(140)	(6,821)

Net revenue	(5,830)	198	382	176	(5,074)
Operating expenses:
Research and development	1,843	898	2,410	1,753	6,904
General and administrative	2,802	3,030	2,658	3,941	12,431
Goodwill impairment	0	2,962	0	0	2,962

Total operating expenses	4,645	6,890	5,068	5,694	22,297

Loss from operations	(10,475)	(6,692)	(4,686)	(5,518)	(27,371)
Interest and other income (expense), net	(25)	(16)	(17)	(17)	(75)

Net loss	$(10,500)	$(6,708)	$(4,703)	$(5,535)	$(27,446)

Net loss per share:
Basic and diluted	$(0.56)	$(0.36)	$(0.25)	$(0.29)	$(1.46)

Weighted average common shares outstanding:
Basic and diluted	18,703	18,757	18,782	18,842	18,772

Comprehensive loss	$(10,500)	$(6,724)	$(4,663)	$(5,544)	$(27,431)

	Three months ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	Total for year 2012
Revenue:
Gross royalty revenue	$0	$493	$190	$93	$776
Gross milestone revenue	0	0	10,000	0	10,000
Gross other revenue	0	0	250	0	250
Advertising expense - Purdue Pharma	0	0	0	(1,429)	(1,429)

Net revenue	0	493	10,440	(1,336)	9,597
Operating expenses:
Research and development	2,357	2,859	3,057	2,918	11,191
General and administrative	2,784	2,731	2,483	2,265	10,263

Total operating expenses	5,141	5,590	5,540	5,183	21,454

(Loss) income from operations	(5,141)	(5,097)	4,900	(6,519)	(11,857)
Interest and other income (expense), net	(36)	(43)	(45)	(35)	(159)

Net (loss) income	$(5,177)	$(5,140)	$4,855	$(6,554)	$(12,016)

Net (loss) income per share:
Basic	$(0.37)	$(0.30)	$0.26	$(0.35)	$(0.70)

Diluted	$(0.37)	$(0.30)	$0.25	$(0.35)	$(0.70)

Weighted average common shares outstanding:
Basic	13,925	17,053	18,568	18,628	17,052

Diluted	13,925	17,053	19,232	18,628	17,052

Comprehensive (loss) income	$(5,206)	$(5,142)	$4,862	$(6,552)	$(12,038)